Borrowings - Summary of Detailed Borrowings from Banks (Parenthetical) (Detail) ¥ in Millions, ₩ in Billions, ¥ in Billions	Mar. 18, 2023 CNY (¥)	Apr. 24, 2020 CNY (¥)	Dec. 06, 2019 KRW (₩)	Aug. 19, 2019 CNY (¥)	Mar. 05, 2019 CNY (¥)	Mar. 16, 2018 JPY (¥)	Oct. 24, 2016 CNY (¥)	Jul. 13, 2016 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 JPY (¥)
Guaranteed bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing	ten-year
Principal amount of borrowing	¥ 4,800								¥ 4,800
Interest rate of borrowing	5.05%								5.05%	5.05%
Medium-term bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing					three-year			five-year
Principal amount of borrowing					¥ 3			¥ 4	¥ 4,000
Interest rate of borrowing					3.70%			3.39%	3.39%	3.39%
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing		three-year	three-year	five-year			ten-year
Principal amount of borrowing		¥ 2,000	₩ 300	¥ 3,000			¥ 3,000
Interest rate of borrowing		2.39%	2.40%	3.60%
Corporate bonds one [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowing							¥ 1,500		¥ 1,500
Interest rate of borrowing							3.03%		3.03%	3.03%
Corporate bonds two [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowing							¥ 1,500		¥ 1,500
Interest rate of borrowing							3.30%		3.30%	3.30%
First series of JPY- denominated credit enhanced bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing						three-year
Principal amount of borrowing						¥ 10				¥ 10
Interest rate of borrowing						0.33%			0.33%	0.33%
Second series of JPY- denominated credit enhanced bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing						three-year
Principal amount of borrowing						¥ 20				¥ 20
Interest rate of borrowing						0.64%			0.64%	0.64%
Third series of JPY- denominated credit enhanced bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing						three-year
Principal amount of borrowing						¥ 20				¥ 20
Interest rate of borrowing						0.64%			0.64%	0.64%